EQUITY (Details 3) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Details 3Abstract
Net profit attributable to equity holders of the parent		$ 29.5	$ (40.4)	$ 23.5
Weighted average number of ordinary shares outstanding, basic		92,509,779	92,511,080	92,511,080
Weighted average number of ordinary shares outstanding, diluted		93,181,243	92,511,080	92,511,080
Basic earnings per share in USD	[1]	$ 0.32	$ (0.44)	$ 0.25
Diluted earnings per share in USD	[1]	$ 0.32	$ (0.44)	$ 0.25

[1]	For the calculation of Earnings per Share (EPS), the weighted average number of outstanding shares for 2017 and 2016 has been assumed to be equal to the shares issued for the IPO.